Stock-Based Compensation - 10-Q (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans			2		2
Number of shares available for future grants (in shares)	28,650,000		28,650,000		77,391,000
Number of shares [Abstract]
Outstanding (in shares)			174,874,000
Granted (in shares)			87,184,000
Exercised (in shares)			2,432,000			3,000
Forfeited (in shares)			8,633,000
Outstanding (in shares)	250,993,000		250,993,000		174,874,000
Vested and expected to vest at June 30, 2012 (in shares)	231,148,000		231,148,000
Exercisable at June 30, 2012 (in shares)	52,297,000		52,297,000
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)			$ 16.77
Granted (in dollars per share)			$ 5.66
Exercised (in dollars per share)			$ 4.40
Forfeited (in dollars per share)			$ 22.94
Outstanding (in dollars per share)	$ 12.82		$ 12.82		$ 16.77
Vested and expected to vest at June 30, 2012 (in dollars per share)	$ 13.17		$ 13.17
Exercisable at June 30, 2012 (in dollars per share)	$ 28.29		$ 28.29
Weighted-average remaining contractual term [Abstract]
Outstanding at December 31, 2011			8 years 10 months 24 days		8 years 10 months 24 days
Outstanding at June 30, 2012			8 years 10 months 24 days		8 years 10 months 24 days
Vested and expected to vest at June 30, 2012			8 years 10 months 24 days
Exercisable at June 30, 2012			7 years 2 months 12 days		7 years 3 months 18 days
Aggregate intrinsic value
Outstanding at December 31, 2011			$ 63,000
Outstanding at June 30, 2012	0		0		63,000
Vested and expected to vest at June 30, 2012	0		0
Exercisable at June 30, 2012	0		0
Weighted-average grant date fair value
Weighted average period for recognizing compensation expense			3 years 2 months 12 days
Non-Employee Director [Member]
Weighted-average grant date fair value
Weighted average period for recognizing compensation expense					3 years 6 months
Stock Options [Member]
Number of shares [Abstract]
Outstanding (in shares)			174,874,000	137,898,000	137,898,000	71,366,000	52,040,000
Granted (in shares)					130,569,000	79,105,000	35,892,000
Exercised (in shares)					(18,735,000)	(3,242,000)	(2,008,000)
Forfeited (in shares)					(74,858,000)	(9,331,000)	(14,558,000)
Outstanding (in shares)					174,874,000	137,898,000	71,366,000
Vested and expected to vest at June 30, 2012 (in shares)					161,975,000
Exercisable at June 30, 2012 (in shares)					45,827,000
Weighted-average exercise price [Abstract]
Outstanding (in dollars per share)			$ 16.77	$ 24.89	$ 24.89	$ 10.09	$ 36.30
Granted (in dollars per share)					$ 11.34	$ 36.51	$ 4.40
Exercised (in dollars per share)					$ 4.40	$ 4.40	$ 27.10
Forfeited (in dollars per share)					$ 25.36	$ 17.36	$ 135.47
Outstanding (in dollars per share)					$ 16.77	$ 24.89	$ 10.09
Vested and expected to vest at June 30, 2012 (in dollars per share)					$ 17.06
Exercisable at June 30, 2012 (in dollars per share)					$ 27.35
Weighted-average remaining contractual term [Abstract]
Outstanding at December 31, 2011					7 years 3 months 18 days
Outstanding at June 30, 2012					7 years 3 months 18 days
Vested and expected to vest at June 30, 2012					8 years 10 months 24 days
Aggregate intrinsic value
Outstanding at December 31, 2011				63,000	63,000
Outstanding at June 30, 2012						63,000
Vested and expected to vest at June 30, 2012					57,000
Exercisable at June 30, 2012					6,000
Stock-based compensation expense	100,000	200,000	200,000	500,000
Weighted-average grant date fair value
Unrecognized compensation expense related to unvested employee stock options	1,000,000		1,000,000
Stock Options [Member] | Non-Employee Director [Member]
Weighted-average grant date fair value
Unrecognized compensation expense related to unvested employee stock options					26,000
Restricted Stock [Member]
Aggregate intrinsic value
Stock-based compensation expense	34,000,000	38,000	83,000,000	38,000	100,000	1,000	10,000
Number of shares
Nonvested (in shares)			13,988,000	0	0	44,000	320,000
Granted (in shares)			67,863,000		31,096,000	0	0
Vested (in shares)			5,047,000		(2,167,000)	(44,000)	(276,000)
Forfeited (in shares)			960,000		(14,941,000)	0	0
Nonvested (in shares)	75,844,000		75,844,000		13,988,000	0	44,000
Weighted-average grant date fair value
Nonvested (in dollars per share)			$ 24.20	$ 0	$ 0	$ 58.00	$ 0
Granted (in dollars per share)			$ 6.00		$ 24.20	$ 0	$ 0
Vested (in dollars per share)			$ 24.20		$ 24.20	$ 58.00	$ 35.10
Forfeited (in dollars per share)			$ 20.73		$ 24.20	$ 0	$ 0
Nonvested (in dollars per share)	$ 7.95		$ 7.95		$ 24.20	$ 0	$ 58.00
Unrecognized compensation expense related to unvested employee stock options	$ 400,000		$ 400,000		$ 200,000
Weighted average period for recognizing compensation expense					3 years 1 month 6 days
2004 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			10 years
2004 Stock Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			4 years
2010 Stock Incentive and Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			10 years
2010 Stock Incentive and Option Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards granted under plan vesting period			4 years